Schedule of Other Long- Term Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Long-term Liabilities
Lease termination liability			$ 3,621
Assumed lease liability		350	1,486
Other		56	200
Total other long-term liabilities	$ 244	$ 406	$ 5,307